Subsequent Events (Details) CAD in Millions, $ in Millions				12 Months Ended
	Feb. 20, 2018 CAD	Feb. 12, 2018 USD ($)	Feb. 07, 2018 CAD	Dec. 31, 2017	Dec. 31, 2016	Feb. 12, 2018 CAD
Fort Hills Energy Limited Partnership
Subsequent Event
Proportion of ownership interest in joint operation				53.06%	50.80%
Syncrude
Subsequent Event
Proportion of ownership interest in joint operation				53.74%	53.74%
Interest in joint operations | Canbriam
Subsequent Event
Consideration paid			CAD 52
Proportion of ownership interest in joint operation			37.00%
Interest in joint operations | Faroe Petroleum
Subsequent Event
Consideration paid		$ 54.5				CAD 68
Proportion of ownership interest in joint operation		17.50%
Additional interest in joint operations | Teck
Subsequent Event
Consideration paid	CAD 65
Additional interest in joint operations | Fort Hills Energy Limited Partnership
Subsequent Event
Interest purchased (as a percent)	0.49%
Additional interest in joint operations | Fort Hills Energy Limited Partnership | Teck
Subsequent Event
Proportion of ownership interest in joint operation	21.08%
Additional interest in joint operations | Fort Hills Energy Limited Partnership | Total
Subsequent Event
Proportion of ownership interest in joint operation	25.37%
Additional interest in joint operations | Faroe Petroleum
Subsequent Event
Proportion of ownership interest in joint operation	53.55%
Additional interest in joint operations | Faroe Petroleum | Teck
Subsequent Event
Interest purchased (as a percent)	0.19%
Additional interest in joint operations | Syncrude
Subsequent Event
Consideration paid		$ 730.0				CAD 925
Proportion of ownership interest in joint operation		58.74%
Interest purchased (as a percent)		5.00%				5.00%